Goldman Sachs Tax-Advantaged Global Equity Portfolio Annual Fund Operating Expenses - Class A Inst R6 Shares [Member] - Goldman Sachs Tax-Advantaged Global Equity Portfolio	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 29, 2026
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.67%
Expenses (as a percentage of Assets)	1.24%	[1]
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	1.22%	[1]
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.67%
Expenses (as a percentage of Assets)	0.88%	[1]
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.86%	[1]
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.67%
Expenses (as a percentage of Assets)	0.87%	[1]
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.85%	[1]

[1]	The "Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" do not correlate to the ratios of the net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired (Underlying) Fund Fees and Expenses."
[2]	The Investment Adviser has agreed to: (i) waive a portion of its management fee payable by the Fund, including fees earned as the Investment Adviser to certain affiliated funds in which the Fund invests; and (ii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2026, and prior to such date, the Investment Adviser may not terminate these arrangements without the approval of the Board of Trustees.